PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment	The components of property and equipment at December 31 were as follows:

	2020
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,467	$2,163	$1,304
Research and development equipment	33,583	21,770	11,813
Production equipment and tooling	31,999	23,466	8,533
Computer equipment	5,608	4,610	998
Software	7,608	5,838	1,770
Leasehold improvements	7,719	5,940	1,779
Leased vehicles	392	390	2
Office equipment	1,172	1,045	127
Monitoring equipment	6,141	2,455	3,686
Network equipment	6,417	5,017	1,400
	$104,106	$72,694	$31,412

	2019
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,189	$1,948	$1,241
Research and development equipment	31,085	22,623	8,462
Production equipment and tooling	28,665	20,052	8,613
Computer equipment	9,274	7,748	1,526
Software	9,854	7,727	2,127
Leasehold improvements	7,319	5,124	2,195
Leased vehicles	584	560	24
Office equipment	1,184	996	188
Monitoring equipment	1,852	1,117	735
Network equipment	6,780	4,314	2,466
	$99,786	$72,209	$27,577